Financial statements
Statement of assets and liabilities
IDS Innovations Fund
April 30, 1997


                           Assets
                                                                                    (Unaudited)
Investment in World Technologies Portfolio (Note 1)                                  $2,727,682
Other receivables                                                                            80
Organizational cost                                                                          43
                                                                                   -------------
Total assets                                                                          2,727,805
                                                                                   -------------
                         Liabilities
Other accrued expenses                                                                   14,405
                                                                                   -------------
Total liabilities                                                                        14,405
                                                                                   =============
Net assets applicable to outstanding capital stock                                   $2,713,400
                                                                                   =============
                       Represented by

Capital stock -- $.01 par value (Note 1)                                                 $7,000
Additional paid-in capital                                                            3,493,000
Net operating loss                                                                      (18,001)
Accumulated net realized loss (Note 1)                                                 (611,786)
Unrealized depreciation of investments and on translation
    of assets and liabilities in foreign currencies                                    (156,813)
                                                                                   =============
Total-- representing net assets applicable to outstanding capital stock              $2,713,400
                                                                                   =============

Net assets applicable to outstanding shares:                  Class A                $2,558,597
                                                              Class B                   $77,267
                                                              Class Y                   $77,536
Net asset value per share of outstanding capital stock (Note 1):
                                                              Class A shares  660,000     $3.88
                                                              Class B shares   20,000     $3.86
                                                              Class Y shares   20,000     $3.88
See accompanying notes to financial  statements.

Financial statements
Statement of  operations
IDS  Innovations   Fund  For  the  period  from  Nov.  13,  1996
(commencement of operations) to April 30, 1997

                      Investment income

                                                                                    (Unaudited)
Income:
Dividends                                                                                  $264
Interest                                                                                  2,622
                                                                                   -------------
Total income                                                                              2,886
                                                                                   -------------
Expenses (Note 2):
Expenses, including investment management services fee,
    allocated from World Technologies Portfolio                                          19,487
Distribution fee-- Class B                                                                  316
Transfer agency fee                                                                          21
Administrative services fees and expenses                                                   886
Compensation of officers                                                                     22
Postage                                                                                     143
Registration  fees                                                                       15,405
Reports to shareholders                                                                     143
Audit fees                                                                                  553
Other                                                                                     2,541
                                                                                   -------------
Total expenses                                                                           39,517
   Less expenses voluntarily reimbursed by AEFC (Note 2)                                (18,630)
                                                                                   -------------
Total net expenses                                                                       20,887
                                                                                   -------------
Investment loss -- net                                                                  (18,001)
                                                                                   -------------

             Realized and unrealized loss -- net
Net realized loss on security and foreign currency transactions                        (611,786)
Net change in unrealized appreciation or depreciation of investments
   and on translation of assets and liabilities in foreign currencies                  (156,813)
                                                                                   -------------
Net loss on investments and foreign currencies                                         (768,599)
                                                                                   -------------
Net decrease in net assets resulting from operations                                  $(786,600)
                                                                                   =============

See accompanying notes to financial  statements.

Financial statements
Statement of changes in net assets
IDS Innovations  Fund For the period from Nov. 13, 1996
(commencement of operations) to April 30, 1997

                         Operations
                                                                                    (Unaudited)
Investment loss-- net                                                                  $(18,001)
Net realized loss on investments and foreign currencies                                (611,786)
Net change in unrealized appreciation or depreciation of investments
   and on translation of assets and liabilities in foreign currencies                  (156,813)
                                                                                   -------------
Net decrease in net assets resulting from operations                                   (786,600)
Net assets at beginning of period (Note 1)                                            3,500,000

Net assets at end of period                                                        =============
    (including net operating loss of $(18,001))                                      $2,713,400
                                                                                   =============
See accompanying notes to financial statements.

Notes to financial statements
IDS Innovations Fund
(Unaudited as to April 30, 1997)

1. Summary of significant accounting policies

IDS Innovations Fund (a series of IDS Global Series, Inc.) is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. IDS Global Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board. On Nov. 12, 1996, American Express Financial Corporation (AEFC) invested $3,500,000 in the Fund which represented 660,000 shares, 20,000 shares and 20,000 shares for Class A, Class B and Class Y, respectively. Operations commenced on Nov.
13, 1996.

The Fund offers Class A, Class B and Class Y shares. Class A shares are sold with a front-end sales charge. Class B shares may be subject to a contingent deferred sales charge and such shares automatically convert to Class A after eight years. Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that the level of distribution fee, transfer agency fee and service fee (class specific expenses) differs among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Investment in World Technologies Portfolio

The Fund invests all of its assets in World Technologies Portfolio (the Portfolio), a series of World Trust, an open-end investment company that has the same objectives as the Fund. World Technologies Portfolio invests in technology common stocks.

The Fund records daily its share of the Portfolio's income, expenses and realized and unrealized gains and losses. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The Fund records its investment in the Portfolio at the value that is equal to the Fund's proportionate ownership interest in the net assets of the Portfolio. The percentage of the Portfolio owned by the Fund at April 30, 1997 was 87.52%. Valuation of securities held by the Portfolio is discussed in Note 1 of the Portfolio's "Notes to financial statements," which are included elsewhere in this report.

Use of estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period.

Actual results could differ from those estimates.

Federal taxes

Since the Fund's policy is to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to the shareholders, no provision for income or excise taxes is required.

Net investment income (loss) and net realized gains (losses) allocated from the Portfolio may differ for financial statement and tax purposes primarily because of the deferral of losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Dividends to shareholders

An annual dividend declared and paid by the end of the calendar year from net investment income is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

2.  Expenses

In addition to the expenses allocated from the Portfolio, the Fund accrues its own expenses as follows:

The Fund entered into agreements with AEFC for providing administrative services and serving as transfer agent.

Under its Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.06% to 0.035% annually. Additional administrative service expenses paid by the Fund are office expenses, consultants' fees and compensation of officers and employees. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees, organizational expenses, and any other expenses properly payable by the Fund approved by the board.

Under a separate Transfer Agency Agreement, AEFC maintains shareholder accounts and records. The Fund pays AEFC an annual fee per shareholder account for this service as follows:

     Class A $15

     Class B $16

     Class Y $15

The Fund entered into agreements with American Express Financial Advisors Inc. for distribution and shareholder servicing-related services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate of 0.75% of the Fund's average daily net assets attributable to Class B shares for distribution-related services.

Under a Shareholder Service Agreement, the Fund pays a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.175% of the Fund's average daily net assets attributable to Class A and Class B shares.

AEFC has agreed to waive certain fees and to absorb certain other of, the Fund's expenses until Oct. 31, 1997. Under this agreement, the Funds total expenses will not exceed 1.35% for Class A, 2.10% for Class B, and 1.35% for Class Y of the Fund's average daily net assets.

3.  Financial highlights
The table below shows certain important financial information for evaluating the Fund's results.

Period ended April 30,
Per share income and capital changesa

                                  Class A   Class B   Class Y
                                    1997b     1997b     1997b

Net asset value,                    $5.00     $5.00     $5.00
beginning of period

Income from investment
operations:

Net investment loss                 (.02)     (.04)     (.02)
Net losses (both realized          (1.10)    (1.10)    (1.10)
and unrealized)

Total from investment              (1.12)    (1.14)    (1.12)
operations

Net asset value,                    $3.88     $3.86     $3.88
end of period

Ratios/supplemental data:
                                  Class A   Class B   Class Y
                                     1997b     1997b     1997b

Net assets, end of period          $2,559       $77       $78
(in thousands)

Ratio of expenses to                 1.35% c   2.10%c    1.35%c
average daily net assets e

Ratio of net  loss                  (1.20%)c  (1.94%)c  (1.22%)c
to average daily net assets

Total return d                       (22.5%)   (22.7%)   (22.5%)

Portfolio turnover rate                 75%       75%       75%
(excluding short-term
securities
for the underlying Portfolio)

Average brokerage commission        $.0430    $.0430    $.0430
rate for the underlying
Portfolio f

a For a share outstanding throughout the period. Rounded to the nearest cent.

b Period from Nov. 13, 1996 (inception date) to April 30, 1997 (Unaudited).

c Adjusted to an annual basis.

d Total return does not reflect payment of a sales charge.

e During the period from Nov. 13, 1996 to April 30, 1997, AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses would have been 2.65%, 3.40%, and 2.65% for Classes A, B and Y, respectively.

f The Fund is required to disclose an average brokerage commission rate per share for security trades on which commissions are charged. The comparability of this information may be affected by the fact that commission rates per share vary significantly among foreign countries.

Financial statements

Statement of assets and liabilities
World Technologies Portfolio
April 30, 1997


                              Assets
                                                                                    (Unaudited)
Investments in securities, at value (Note 1)
  (identified cost $3,181,203)                                                      $ 3,002,053
Cash in bank on demand deposit                                                           21,740
Dividends receivable                                                                         23
Receivable for investment securities sold                                                99,897
                                                                                 ---------------
Total assets                                                                          3,123,713
                                                                                 ---------------
                           Liabilities

Accrued investment management services fee                                                   57
Other accrued expenses                                                                    6,948
                                                                                 ---------------
Total liabilities                                                                         7,005
                                                                                 ---------------

Net assets                                                                          $ 3,116,708
                                                                                 ===============

See accompanying notes to financial statements.

Financial statements

Statement of operations
World Technologies Portfolio
For the period from Nov. 13, 1996
(commencement of operations) to April 30, 1997

                        Investment income
                                                                                    (Unaudited)
Income:
Dividends                                                                         $         302
Interest                                                                                  2,996
                                                                                 ---------------
Total income                                                                              3,298
                                                                                 ---------------

Expenses (Note 2):
Investment management services fee                                                       12,172
Custodian fees                                                                            7,331
Audit fees                                                                                1,428
Administrative services fees and expenses                                                 1,338
Other                                                                                       182
                                                                                 ---------------
Total  expenses                                                                          22,451
   Earnings credits on cash balances (Note 2)                                              (186)
                                                                                 ---------------
Total net expenses                                                                       22,265
                                                                                 ---------------
Investment loss -- net                                                                   (18,967)
                                                                                 ---------------

                Realized and unrealized loss -- net
Net realized loss on security transactions (Note 3)                                    (699,007)
Net change in unrealized appreciation or depreciation of investments                   (179,150)
                                                                                 ---------------
Net loss on investments                                                                (878,157)
                                                                                 ===============
Net decrease in net assets resulting from operations                                $  (897,124)
                                                                                 ===============

See accompanying notes to financial statements.

Financial statements

Statement of changes in net assets
World Technologies Portfolio
For the period from Nov. 13, 1996
(commencement of operations) to April 30, 1997

                            Operations

                                                                                     (Unaudited)
Investment loss -- net                                                              $   (18,967)
Net realized loss on investments                                                       (699,007)
Net change in unrealized appreciation or depreciation of investments                   (179,150)
                                                                                 --------------
Net decrease in net assets resulting from operations                                   (897,124)
Net contributions                                                                        13,832
                                                                                 --------------
Total decrease in net assets                                                           (883,292)
Net assets at beginning of period (Note 1)                                            4,000,000
                                                                                 ==============
Net assets at end of period                                                         $ 3,116,708
                                                                                 ==============
See accompanying notes to financial statements.

Notes to financial statements
World Technologies Portfolio
(Unaudited as to April 30, 1997)

1. Summary of significant accounting policies

World Technologies Portfolio (the Portfolio) is a series of World Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. World Technologies Portfolio invests in common stocks of companies within the information technology sector. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio. On Nov. 12, 1996, American Express Financial Corporation (AEFC) contributed $4,000,000 to the Portfolio. Operations commenced on Nov. 13, 1996.

Significant accounting polices followed by the Portfolio are summarized below:

Use of estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period.
Actual results could differ from those estimates.

Valuation of securities

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price; securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Determination of fair value involves, among other things, reference to market indexes, matrixes and data from independent brokers. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions

In order to produce incremental earnings, protect gains and facilitate buying and selling of securities for investment purposes, the Portfolio may buy or write options traded on any U.S. or foreign exchange or in the over-the-counter market where the completion of the obligation is dependent upon the credit standing of the other party. The Portfolio also may buy or sell put and call options and write covered call options on portfolio securities and may write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity of profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions

In order to gain exposure to or protect itself from changes in the market, the Portfolio may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy or write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations
and foreign currency contracts

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement dates on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Portfolio is subject to the credit risk that the other party will not complete the obligations of the contract.

Federal taxes

For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Accordingly, as a "pass-through" entity, the Portfolio does not pay any income dividends or capital gain distributions.

Other

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including level-yield amortization of premium and discount, is accrued daily.

2. Fees and expenses

The Trust, on behalf of the Portfolio, has entered into an Investment Management Services Agreement with AEFC for managing its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.72% to 0.595% annually.

Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees to be paid to an affiliate of AEFC, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, expenses incurred in connection with lending securities of the Portfolio, and any other expenses properly payable by the Trust or Portfolio, approved by the board.

During the period ended April 30, 1997, the Portfolio's custodian fees were reduced by $186 as a result of earnings credits from overnight cash balances.

Pursuant to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the units of the Trust.

3. Securities transactions

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $6,550,299 and $2,670,089, respectively, for the period ended April 30, 1997. For the same period, the portfolio turnover rate was 75%. Realized gains and losses are determined on an identified cost basis.

Investments in securities


World Technologies Portfolio                   (Percentages represent value of
April 30, 1997 (Unaudited)                  investments compared to net assets)

Common stocks (96.3%)

Issuer                                      Shares                 Value (a)
Communications equipment & services (11.9%)
ADC Telecommunications                       1,500  (b)        $      39,187
Andrew                                       1,200  (b)               29,700
Ascend Communications                        3,700  (b)              169,275
MasTec                                         750  (b)               21,750
PairGain Technologies                        2,700  (b)               70,200
Tellabs                                      1,000  (b)               39,875
Total                                                                369,987

Computers & office equipment (53.0%)
Acxiom                                       1,400  (b)               18,375
Adaptec                                      2,600  (b)               96,200
American Business Information                2,200  (b)               41,800
Arbor Software                               1,000  (b)               24,875
Cadence Design Systems                       1,100  (b)               35,200
Cambridge Technology Partners                1,700  (b)               45,263
Cisco Systems                                1,300  (b)               67,275
Compaq Computer                              1,000  (b)               85,375
Computer Associates Intl                     1,000                    52,000
Computer Sciences                            1,100  (b)               68,750
First Data                                   3,300                   113,850
HNC Software                                 2,500  (b)               66,250
i2 Technologies                                700  (b)               26,600
Ikon Office Solutions                        2,400                    64,500
Infinity Financial Technology                4,600  (b)               58,075
Ingram Micro                                 1,800  (b)               40,950
Metzler Group                                  900  (b)               22,950
Oracle                                       2,000  (b)               79,500
Parametric Technology                          700  (b)               31,675
PeopleSoft                                   1,900  (b)               78,850
Pure Atria                                   4,300  (b)               41,925
Read-Rite                                    1,000  (b)               25,875
Renaissance Solutions                        2,400  (b)               52,200
Seagate Technology                             600  (b)               27,525
Sterling Commerce                            4,200  (b)              108,675
Sterling Software                            2,400  (b)               73,200
Technology Solutions                           700  (b)               18,463
Veritas Software                             3,100  (b)              104,237
VIASOFT                                      1,000  (b)               42,500
Whittman-Hart                                2,000  (b)               38,000
Total                                                              1,650,913

Electronics (8.2%)
Applied Materials                              900  (b)               49,388
Intel                                          450                    68,906
KLA Instruments                              1,000  (b)               44,500
Maxim Intergrated Products                   1,750  (b)               92,531
Total                                                                255,325

Health care (3.2%)
Biogen                                       1,600  (b)               51,200
Boston Scientific                            1,000  (b)               48,250
Total                                                                 99,450

Health care services (7.3%)
FPA Medical Management                       4,500  (b)               73,125
HBO & Co                                     2,900                   155,150
Total                                                                228,275

Media (4.6%)
May & Speh                                   4,400  (b)               32,450
META Group                                   2,000  (b)               34,000
Universal Outdoor Holdings                   1,500  (b)               40,875
Univision Communications                     1,100  (b)               37,400
Total                                                                144,725

Multi-industry conglomerates (1.2%)
Strayer Education                            1,000                    25,750

Utilities -- telephone (0.8%)
WorldCom                                     1,600  (b)               38,400

Miscellaneous (1.2%)
Abacus Direct                                1,500  (b)               37,125

Foreign (4.9%)(c)
ASM Lithography Holding                        600  (b)               47,700
BioChem Pharma                               1,400  (b)               25,178
New Bridge Networks                          1,200  (b)               38,100
Saville Systems ADR                          1,000  (b)               41,125
Total                                                                152,103

Total investment in securities
(Cost: $3,181,203)(d)                                           $  3,002,053
See accompanying notes to investments in securities.

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing.

(c) Foreign security values are stated in U.S. dollars.

(d) At April 30, 1997, the cost of securities for federal income tax purposes was approximately $3,181,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:


Unrealized appreciation                                   $  120,000
Unrealized depreciation                                     (299,000)
------------------------------------------------------------------------
Net unrealized depreciation                               $ (179,000)
------------------------------------------------------------------------